Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Building	20 years
Electronic equipment	3 years
Office equipment	3 years
Vehicles	5 years
Leasehold and property improvement	3-5 years

Schedule of Disaggregates the Group's Revenue

The following table disaggregates the Group’s revenue for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
By revenue type
Packaged tour service	33,391,854	32,039,060	11,592,228
Domestic	10,006,080	6,606,828	516,888
Overseas	23,385,774	25,432,232	11,075,340
Customized chartered bus service	10,730,641	3,022,802	1,424,136
Domestic	898,028	336,678	227,729
Overseas	9,832,613	2,686,124	1,196,407
Commute shuttle service	1,853,926	531,193	319,794
Domestic	1,853,926	531,193	319,794
Total	45,976,421	35,593,055	13,336,158